Insured Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Insurance assets [abstract]
Insured assets
17. Insured assets
Insured assets as of June 30, 2024, are as follows:

		(Unit: USD)
Insurance	Insu red assets	Insured amount	Notes
Package Insurance	Buildings, machineries, inventories etc.	14,622,952	Hana insurance
Fire insurance	Buildings, machineries, inventories etc.	2,499,945	Meritz fire
Car insurance	Cars	16,114	KB insurance, etc.

Total		17,139,011

Insured assets as of December 31, 2023, are as follows:

		(Unit: USD)
Insurance	Insured assets	Insured amount	Notes
Package Insurance	Buildings, machineries, inventories etc.	15,604,119	Meritz fire
Fire insurance	Buildings, machineries, inventories etc.	2,667,686	Meritz fire
Car insurance	Cars	19,235	Hyundai insurance, etc.

Total		18,291,040

In addition to the above insurance, the Company subscribes to industrial accident insurance for employees, comprehensive insurance for vehicle transportation equipment, and liability insurance.

17. Insured assets
Insured assets as of December 31, 2023, are as follows:

			(Unit: USD)
Insurance	Insured assets	Insured amount	Notes

Package Insurance	Buildings, machineries, inventories etc.	15,604,119	Meritz fire
Fire insurance	Buildings, machineries, inventories etc.	2,667,686	Meritz fire
Car insurance	Cars	19,235	Hyundai insurance, etc.

Total		18,291,040

Insured assets as of December 31, 2022, are as follows:

			(Unit: USD)
Insurance	Insured assets	Insured amount	Notes
Package Insurance	Buildings, machineries, inventories etc.	16,007,100	Hyundai insurance
Fire insurance	Buildings, machineries, inventories etc.	2,736,579	Meritz fire
Car insurance	Cars	22,457	Hyundai insurance

Total		18,766,136

In addition to the above insurance, the Company subscribes to industrial accident insurance for employees, comprehensive insurance for vehicle transportation equipment, and liability insurance.